Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	$ (341)	$ 323
Share-based compensation	(236)	(125)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(128)	(108)
Care and maintenance costs	(59)	(65)
Social responsibility and donations	(65)	(27)
Loss on sale of assets	(13)	(14)
Take-or-pay contract costs	(86)	(97)
Other	(179)	(64)
Other operating income (expense)	(1,102)	(80)
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	(371)	442
Commodity Derivatives Excluding Sales and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Settlement pricing adjustments (Note 30(b))	$ 35	$ (22)